Accruals, and Other Current Liabilities (Details) - Schedule of Account Payable, Accruals and Other Current Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Account Payable, Accruals and Other Current Liabilities [Abstract]
Other payables	$ 299,971	$ 84,547
Accrued expenses	451,534	197,444
Deposit Received	9,487
Total	$ 760,992	$ 281,991